SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18 – SUBSEQUENT EVENTS
Acquisition of Casing Technologies Group Limited
On March 18, 2024, the Company announced its entry into a share purchase agreement (the “CTG Purchase Agreement”) to acquire one hundred percent (100%) of the shares of Casing Technologies Group Limited, a Scottish limited company (“CTG”). CTG wholly owns Deep Casing Tools Limited, an energy technology development company. The initial accounting for this business combination is in process which includes conducting a valuation analysis to value the assets and liabilities assumed as a result of the transaction. As such, the impact on the consolidated financial statements cannot be estimated at this time.
Issuance of Stock Options
On February 14, 2024, the Company issued stock options to members of the Company’s management team, including: (i) 1,000,000 stock options to Robert Prejean, President and Chief Executive Officer (the “Prejean 2024 Stock Options”), (ii) 380,000 stock options to David Johnson, Chief Financial Officer (the “Johnson 2024 Stock Options”), and (iii) 300,000 stock options to Michael Domino, President of the Directional tool Rentals Division (the “Domino 2024 Stock Options,” and together with the Prejean 2024 Stock Options and the Johnson 2024 Stock Options, the “2024 Stock Options”). Each of the 2024 Stock Options vest in substantially equal installments on each of the first three (3) anniversaries of the grant date. The 2024 Stock Options are exercisable at a price of $3.02 per share.
Credit Agreement
On March 15, 2024, the Company refinanced its revolving credit facility by entering into a second amended and restated revolving credit and term loan facility with PNC Bank, National Association (the “Credit Facility”). The Credit Facility provides for a revolving line of credit in a principal amount of up to $80,000,000 and a single draw term loan in a principal amount of $25,000,000 and matures in
March 2029
(the “Refinancing”).

Acquisition of Superior Drilling Products, Inc.
On March 6, 2024, the Company announced its entry into an Agreement and Plan of Merger (the “SDPI Merger Agreement”) with Superior Drilling Products, Inc. (“SDPI”), DTI Merger Sub I, Inc. (“Merger Sub I”), and DTI Merger Sub II, LLC (“Merger Sub II”), pursuant to which, among other things, on the terms and subject to the conditions set forth in the SDPI Merger Agreement, (i) Merger Sub I will be merged with and into SDPI (the “First Event”), with SDPI continuing as the surviving corporation (the “Initial Surviving Corporation”), (ii) the Initial Surviving Corporation will be merged with Merger Sub II (the “Second Event,” and together with the First Event, the “SDPI Merger”), with Merger Sub II continuing as the surviving limited liability company (the “Surviving Company”), and (iii) following the consummation of the SDPI Merger, all of the property, rights, powers, privileges, and franchises of SDPI, the Initial Surviving Company, and the Surviving Company shall be vested in the Surviving Company as a wholly owned subsidiary of the Company.
The consummation of the SDPI Merger is subject to certain customary mutual conditions, including the approval of SDPI’s shareholders holding at least a majority of the outstanding shares of SDPI common stock entitled to vote on the adoption of the SDPI Merger Agreement. The initial accounting for this business combination is in process which includes conducting a valuation analysis to value the assets and liabilities assumed as a result of the transaction. As such, the impact on the consolidated financial statements cannot be estimated at this time.